Subsequent Events (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended	9 Months Ended
	Oct. 30, 2020	Oct. 23, 2020	Oct. 03, 2020	Oct. 02, 2020	Sep. 02, 2020	Aug. 26, 2020	Oct. 29, 2020	Sep. 30, 2020	Sep. 30, 2020	Nov. 13, 2020	Dec. 31, 2019
Argentine Peso to United States Currency Exchange Rate [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate, translation								$ 76.1757	$ 76.1757		$ 59.8979
British Pound to United States Currency Exchange Rate [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate, translation								$ 0.7768	$ 0.7768		$ 0.7541
Investors [Member]
Subsequent Event [Line Items]
Number of shares issued					3,706,805				413,530
Number of shares issued for sales, value								$ 1,201,200	$ 1,201,200
Mr. Mathis [Member] | Employment Agreement [Member]
Subsequent Event [Line Items]
Compensation paid				$ 73,812		$ 68,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued			142,597
Shares issued, price per share			$ 0.37
Subsequent Event [Member] | Argentine Peso to United States Currency Exchange Rate [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate, translation										$ 79.6063
Subsequent Event [Member] | British Pound to United States Currency Exchange Rate [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate, translation										$ 0.7599
Subsequent Event [Member] | Investors [Member]
Subsequent Event [Line Items]
Number of shares issued for sales, value							$ 75,000
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Dividends		$ 1,626,306
Number of shares issued for dividend payable		2,755,803
Subsequent Event [Member] | Middleton White Imports LTD [Member]
Subsequent Event [Line Items]
Number of shares issued		125,000
Shares issued, price per share		$ 0.40
Subsequent Event [Member] | Kingswood Capital Markets [Member]
Subsequent Event [Line Items]
Number of shares issued	1,011,643
Percentage of fully diluted common stock outstanding	1.00%